STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

Note 11 - STOCK-BASED COMPENSATION

Share-based compensation expense for options and RSUs totaling $266 and $4,487 was recognized in the Company’s consolidated statements of operations for the three months ended March 31, 2024 and 2023, respectively. Of the $266 of share-based compensation incurred during the three months ended March 31, 2024, $32 is allocated to cost of goods sold, $65 to research and development, $60 to selling and marketing, and $109 to general and administrative expenses. Of the $4,487 of share-based compensation incurred during the three months ended March 31, 2023, $36 is allocated to cost of goods sold, $29 to research and development, $856 to selling and marketing, and $3,566 to general and administrative expenses.

The Company maintains an Employee Stock Purchase Plan (“ESPP”) which is designed to allow eligible employees and the eligible employees of our participating subsidiaries to purchase shares of our common stock, at semi-annual intervals, with their accumulated payroll deductions. A total of 2,464,400 shares of the Company’s common stock will initially be available for issuance under the ESPP. The share limit will automatically increase on the first trading day in January of each year by an amount equal to lesser of (1) 1% of the total number of outstanding shares of our common stock on December 31 in the prior year, (2) 1,500,000 shares, or (3) such number as determined by the Company’s board of directors.

A summary of the Company’s option activity and related information follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life (in years)	Aggregate intrinsic value

Balances, January 1, 2024	2,364,787	$2.69	$1.57	7.60	$60
Options granted	-	-	-		-
Options forfeited	(49,488)	3.11	1.77		-
Options exercised	-	-	-		-
Balances, March 31, 2024	2,315,299	$2.68	$1.56	6.42	$60

At March 31, 2024
Vested and Exercisable	1,651,913	$2.46		6.34	$60
Vested and expected to vest	2,315,299	$2.68		6.42	$60

Restricted Stock Units

On February 10, 2023, the Company granted 461,998 restricted stock units under the 2022 plan which vest immediately. The fair value of the restricted stock units on the date of grant was $3,464 and was recorded as compensation expense during the three months ended March 31, 2023. On February 5, 2024, the Company granted 220,000 restricted stock units of which 100,000 vested immediately. The fair value of the 220,000 restricted stock units was $95 and an expense of $45 was recorded as compensation expense during the three months ended March 31, 2024.

The following table presents the restricted stock units activity for the three months ended March 31, 2024:

	Number of Shares	Weighted-Average Fair Market Value

Unvested shares, January 1, 2024	47,000	$2.69
Granted and unvested	220,000	0.43
Vested	(104,875)	2.34
Unvested shares, March 31, 2024	162,125	$0.97

As of March 31, 2024, there were 10,986,525 shares of unissued authorized and available for future awards under the 2022 Equity Incentive Plan and Employee Stock Purchase Plan.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 12 - STOCK-BASED COMPENSATION

In July of 2021, the Board of Directors approved the 2021 Stock Incentive Plan (the “2021 Plan” and, together with the 2019 Plan, the “Prior Plans”) with a term of ten years. The Plan was administered by the Board of Directors, which was authorized to grant, at its discretion, awards to employees, directors, and consultants. The maximum number of common shares reserved for grants of awards under the Plan was 1,000,000 shares which was amended and increased to 2,000,000 in May of 2022. The Plan provides for the grant of stock options (both incentive stock options and nonqualified stock options), and the grants and sale of RSUs. Shares issued under this Plan may be drawn from authorized and unissued shares, or shares reacquired by the Company.

In connection with the merger, shareholders and board members approved the Dragonfly Energy Holdings 2022 Equity Incentive Plan (the “2022 Plan”). A total of 2,785,950 shares of common stock was initially reserved for issuance under the 2022 Plan, with the potential for additional shares to be issued under the plan. The 2022 Plan replaced the Prior Plans, which the Company assumed in the merger. Following the Closing, no additional awards will be granted under the Prior Plans, although all stock awards granted under the Prior Plans that are outstanding immediately prior to the Closing will be assumed by the Company and continue to be subject to the terms and conditions as set forth in the agreements evidencing such stock awards and the terms of the applicable Prior Plan.

If an incentive award granted under the 2022 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for future awards under the 2022 Plan. The number of shares subject to the 2022 Plan, and the number of shares and terms of any Incentive Award may be adjusted in the event of any change in our outstanding common stock by reason of any stock dividend, spin-off, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares, or similar transaction.

The Company maintains an Employee Stock Purchase Plan (“ESPP”) which is designed to allow eligible employees and the eligible employees of our participating subsidiaries to purchase shares of our common stock, at semi-annual intervals, with their accumulated payroll deductions. A total of 2,464,400 shares of the Company’s common stock will initially be available for issuance under the ESPP. The share limit will automatically increase on the first trading day in January of each year by an amount equal to lesser of (1) 1% of the total number of outstanding shares of our common stock on December 31 in the prior year, (2) 1,500,000 shares, or (3) such number as determined by the Company’s board of directors.

A summary of the Company’s option activity and related information follows:

	Number of Options (1)	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balances, January 1, 2022	3,690,955	$1.98	$1.38	8.52	$6,550
Options granted	572,428	3.46	1.57		-
Options forfeited	(39,074)	3.13	1.73		-
Options exercised	(581,351)	1.16	0.89		-
Balances, December 31, 2022	3,642,958	$2.02	$1.21	7.90	$35,898

Balances, January 1, 2023	3,642,958	$2.02	$1.21	7.90	$35,898
Options granted	143,607	7.50	3.82		632
Options forfeited	(504,116)	2.95	1.63		439
Options exercised	(917,662)	0.64	1.28		585
Balances, December 31, 2023	2,364,787	$2.69	$1.57	7.60	$60

At December 31, 2023
Vested and Exercisable	1,530,078	$2.43		7.44	$60
Vested and expected to vest	2,364,787	$2.69		7.60	$60

(1)	Number of options and weighted average exercise price prior to the merger has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 12 - Stock-Based Compensation (continued)

Share-based compensation expense for options and RSUs totaling $6,710 and $2,467 was recognized in the Company’s consolidated statements of operations for the year ended December 31, 2023 and 2022, respectively. Of the $6,710 of share-based compensation incurred during the year ended December 31, 2023, $133 is allocated to cost of goods sold, $116 to research and development, $1,097 to selling and marketing, and $5,364 to general and administrative expenses. Of the $2,467 of share-based compensation incurred during the year ended December 31, 2022, $155 is allocated to cost of goods sold, $149 to research and development, $654 to selling and marketing, and $1,509 to general and administrative expenses.

The valuation methodology used to determine the fair value of the options issued during the year was the Black Scholes option pricing model. The Black Scholes model requires the use of a number of assumptions including volatility of the stock price, the fair value of the underlying stock, the average risk free interest rate, and the weighted average expected life of the options. The expected term was estimated using the simplified method due to lack of sufficient history of option exercises.

	2023	2022
Weighted average fair value of options granted	$3.82	$1.57
Risk-free interest rate	4.20%	2.71%
Volatility	45.0%	45.0%
Expected life (years)	6.45	5.68
Dividend yield	0.00%	0.00%

Restricted Stock Units

On October 7, 2022, the Company granted 180,000 restricted stock units under the 2022 Plan which vested in full one year from the grant date. The fair value of the restricted stock units on the date of grant was $2,520, which is recognized as compensation expense over the requisite service period based on the value of the underlying shares on the date of grant. On February 10, 2023, the Company granted 461,998 restricted stock units under the 2022 Plan which vested in full immediately upon grant. The fair value of the restricted stock units on the date of grant was $3,464 and was recorded as compensation expense during the year ended December 31, 2023. The Company granted an additional 47,000 restricted stock units which have not vested. The fair value of the 47,000 unvested restricted stock units was $126 and an expense of $22 was recorded during the year ended December 31, 2023.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 12 - Stock-Based Compensation (continued)

Restricted Stock Units (Continued)

There were no grants of restricted stock units prior to October 7, 2022. The following table presents the restricted stock units activity for the year ended December 31, 2023:

	Number of Shares	Weighted- Average Fair Market Value
Unvested shares at January 1, 2022	-	$-
Granted and unvested	180,000	14.00
Unvested shares, December 31, 2022	180,000	$14.00

Unvested shares, January 1, 2023	180,000	$14.00
Granted and unvested	508,998	7.06
Vested	(641,998)	9.32
Unvested shares, December 31, 2023	47,000	$2.69

As of December 31, 2023, there were 4,469,280 shares of unissued authorized and available for future awards under the 2022 Equity Incentive Plan and Employee Stock Purchase Plan.